Related Party Transactions - Summary of Significant Balances and Transactions Between Group and Related Parties Equity Transactions (Parenthetical) (Details) - ¥ / shares	Apr. 11, 2025	Apr. 01, 2025
Parent Company | SoftBank Corp.
Disclosure of transactions between related parties [line items]
Common shares acquired price per share		¥ 100,000
Subsidiary of Parent Company | Z Financial Corporation
Disclosure of transactions between related parties [line items]
Common shares and class A preferred shares acquired price per share	¥ 94,584